UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Energy
Oil & Gas Equipment & Services – 1.0%
Key Energy Services, Inc. (A)		67	$2,142
Larchmont Resources LLC (A)(B)(C)		2	560

			2,702

Oil & Gas Exploration & Production – 0.3%
Midstates Petroleum Co., Inc. (A)		32	660

Total Energy – 1.3%			3,362

TOTAL COMMON STOCKS – 1.3%			$3,362
(Cost: $2,404)

WARRANTS
Commodity Chemicals – 0.0%
Foresight Energy L.P., expires 10–3–27 (D)		2	—

TOTAL WARRANTS – 0.0%			$—
(Cost: $—)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.5%
Acosta, Inc., 7.750%, 10–1–22 (E)		$200	168
Lamar Media Corp., 5.375%, 1–15–24 (F)		681	705
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24		387	403

			1,276

Apparel Retail – 1.3%
Hot Topic, Inc., 9.250%, 6–15–21 (E)(F)		2,509	2,641
HT Intermediate Holdings Corp., 12.000%, 5–15–19 (E)(G)		766	781

			3,422

Automotive Retail – 0.7%
Allison Transmission, Inc., 5.000%, 10–1–24 (E)		315	318
Group 1 Automotive, Inc., 5.000%, 6–1–22		424	419
Penske Automotive Group, Inc., 5.500%, 5–15–26		218	215
Sonic Automotive, Inc., 5.000%, 5–15–23 (F)		919	894

			1,846

Broadcasting – 5.0%
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22 (F)		2,289	2,340
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20		54	52
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20 (F)		10,000	9,994
Cumulus Media, Inc., 7.750%, 5–1–19		2,000	819

			13,205

Cable & Satellite – 22.2%
Altice Financing S.A.:
6.625%, 2–15–23 (E)		832	855
7.500%, 5–15–26 (E)		1,425	1,482
Altice S.A.:
7.250%, 5–15–22 (E)(H)	EUR	152	171
7.750%, 5–15–22 (E)(F)		$13,835	14,769
6.250%, 2–15–25 (E)(H)	EUR	184	202
7.625%, 2–15–25 (E)(F)		$11,190	11,750
Altice U.S. Finance I Corp., 5.500%, 5–15–26 (E)		879	897
Cablevision Systems Corp., 5.875%, 9–15–22		1,461	1,424
CCO Holdings LLC and CCO Holdings Capital Corp., 5.500%, 5–1–26 (E)		43	44
Columbus International, Inc., 7.375%, 3–30–21 (E)		268	285
DISH DBS Corp.:
6.750%, 6–1–21 (F)		7,500	8,138
5.875%, 7–15–22 (F)		2,000	2,105
5.000%, 3–15–23		250	249
5.875%, 11–15–24		212	218
7.750%, 7–1–26		657	741
Neptune Finco Corp.:
10.125%, 1–15–23 (E)		831	960
6.625%, 10–15–25 (E)		394	430
10.875%, 10–15–25 (E)		794	945
Numericable – SFR S.A., 7.375%, 5–1–26 (E)		4,194	4,283

Sirius XM Radio, Inc., 4.625%, 5–15–23 (E)(F)	4,586	4,540
VTR Finance B.V., 6.875%, 1–15–24 (E)(F)	3,584	3,700
Wave Holdco LLC and Wave Holdco Corp., 8.250%, 7–15–19 (E)(G)	273	277
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (E)	569	592

		59,057

Casinos & Gaming – 2.7%
Gateway Casinos & Entertainment Ltd., 8.500%, 11–26–20 (E)(H)	CAD1,643	1,225
MCE Finance Ltd., 5.000%, 2–15–21 (E)(F)	$337	335
Studio City Finance Ltd., 8.500%, 12–1–20 (E)(F)	2,100	2,179
Wynn Macau Ltd., 5.250%, 10–15–21 (E)(F)	3,381	3,406

		7,145

Department Stores – 0.4%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21	2,224	1,068

Distributors – 0.4%
Pinnacle Operating Corp., 9.000%, 11–15–20 (E)(F)	2,618	1,152

Homefurnishing Retail – 0.9%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (E)(I)	1,634	1,394
0.000%, 7–15–20 (E)(I)	1,356	1,087

		2,481

Hotels, Resorts & Cruise Lines – 0.3%
Carlson Travel, Inc., 6.750%, 12–15–23 (E)	800	832

Leisure Facilities – 0.1%
AMC Entertainment Holdings, Inc., 5.875%, 11–15–26 (E)	226	231

Movies & Entertainment – 2.3%
AMC Entertainment, Inc., 5.750%, 6–15–25 (F)	1,409	1,440
Cinemark USA, Inc.:
5.125%, 12–15–22 (F)	164	169
4.875%, 6–1–23 (F)	1,451	1,469
EMI Music Publishing Group North America Holdings, 7.625%, 6–15–24 (E)	523	565
WMG Acquisition Corp., 6.750%, 4–15–22 (E)(F)	2,472	2,602

		6,245

Publishing – 0.3%
MDC Partners, Inc., 6.500%, 5–1–24 (E)	908	817

Specialized Consumer Services – 1.6%
Nielsen Co. Luxembourg S.a.r.l. (The), 5.500%, 10–1–21 (E)(F)	1,396	1,452
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (E)(F)	2,677	2,724

		4,176

Specialty Stores – 0.6%
Jo-Ann Stores Holdings, Inc., 9.750%, 10–15–19 (E)(G)	1,766	1,682
Jo-Ann Stores, Inc., 8.125%, 3–15–19 (E)	23	23

		1,705

Total Consumer Discretionary – 39.3%		104,658
Consumer Staples
Food Distributors – 1.3%
Performance Food Group, Inc., 5.500%, 6–1–24 (E)	864	870
Simmons Foods, Inc., 7.875%, 10–1–21 (E)	1,000	1,030
U.S. Foods, Inc., 5.875%, 6–15–24 (E)	1,312	1,355

		3,255

Packaged Foods & Meats – 1.9%
AdvancePierre Foods Holdings, Inc.,
5.500%, 12–15–24 (E)	141	142
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (E)	200	212

JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (E)(F)	1,892	1,954
5.750%, 6–15–25 (E)	809	819
Post Holdings, Inc.:
7.750%, 3–15–24 (E)	856	950
8.000%, 7–15–25 (E)	545	611
5.000%, 8–15–26 (E)	448	429

		5,117

Personal Products – 0.2%
Revlon Consumer Products Corp.,
5.750%, 2–15–21	361	363
Revlon Escrow Corp.,
6.250%, 8–1–24	224	229

		592

Tobacco – 0.7%
Prestige Brands, Inc.,
5.375%, 12–15–21 (E)	1,820	1,875

Total Consumer Staples – 4.1%		10,839
Energy
Coal & Consumable Fuels – 0.8%
Foresight Energy LLC and Foresight Energy Finance Corp.,
10.000%, 8–15–21 (E)(G)(J)	1,456	1,420
Foresight Energy LLC and Foresight Energy Finance Corp., Convertible,
15.000%, 10–3–17 (G)(J)	523	519

		1,939

Oil & Gas Drilling – 1.3%
Globe Luxembourg SCA,
9.625%, 5–1–18 (E)(J)	1,143	1,129
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (E)(F)	617	547
Noble Holding International Ltd.,
7.750%, 1–15–24	459	432
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (E)(J)	2,549	1,109
Offshore Group Investment Ltd.,
7.500%, 11–1–19	883	—
Rowan Cos., Inc. (GTD by Rowan plc),
7.375%, 6–15–25	277	282

		3,499

Oil & Gas Exploration & Production – 5.6%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (E)	1,127	1,107
California Resources Corp.,
8.000%, 12–15–22 (E)	1,838	1,636
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	3,511	3,529
Crownrock L.P.,
7.750%, 2–15–23 (E)	369	399
EnCana Corp.,
6.500%, 8–15–34	512	551
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (E)(F)	2,087	2,170
8.125%, 9–15–23 (E)	340	363
Gulfport Energy Corp.,
6.625%, 5–1–23	112	117
Laredo Petroleum, Inc.,
7.375%, 5–1–22	2,596	2,690
Whiting Petroleum Corp.,
6.500%, 10–1–18	2,389	2,377

		14,939

Oil & Gas Refining & Marketing – 1.8%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10–1–24 (E)	225	232
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (E)	926	921
PDC Energy, Inc.,
6.125%, 9–15–24 (E)	179	183
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (E)	1,334	1,414
6.750%, 5–1–23 (E)	1,951	2,078

		4,828

Oil & Gas Storage & Transportation – 0.2%
Access Midstream Partners L.P.,
4.875%, 5–15–23	547	557

Total Energy – 9.7%		25,762
Financials
Consumer Finance – 2.5%
Creditcorp,
12.000%, 7–15–18 (E)(F)	5,248	4,146
Quicken Loans, Inc.,
5.750%, 5–1–25 (E)	1,688	1,642
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (E)	862	825

		6,613

Diversified Capital Markets – 0.7%
Patriot Merger Corp.,
9.000%, 7–15–21 (E)(F)	1,858	1,960

Investment Banking & Brokerage – 0.1%
E*TRADE Financial Corp.,
5.875%, 12–29–49	315	312

Other Diversified Financial Services – 2.8%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (E)(G)	786	812
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (E)	237	237
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (E)(F)	1,431	1,504
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (E)(F)(G)	6,369	4,777

		7,330

Property & Casualty Insurance – 0.1%
Hub International Ltd.,
7.875%, 10–1–21 (E)	200	211

Specialized Finance – 3.2%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (E)	306	325
5.450%, 6–15–23 (E)	217	230
7.125%, 6–15–24 (E)	306	340
6.020%, 6–15–26 (E)	435	471
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (E)(F)	2,909	2,647
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (E)(F)	4,985	4,349

		8,362

Thrifts & Mortgage Finance – 2.8%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (E)(F)	7,500	7,538

Total Financials – 12.2%		32,326
Health Care
Health Care Facilities – 1.9%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	138	138
Greatbatch Ltd.,
9.125%, 11–1–23 (E)(F)	1,423	1,419
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–26	183	189
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (E)	870	916
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (E)	278	296
Tenet Healthcare Corp.:
7.500%, 1–1–22 (E)	164	171
8.125%, 4–1–22 (F)	2,087	1,969

		5,098

Health Care Supplies – 3.7%
Chiron Merger Sub, Inc.,
12.500%, 11–1–21 (E)	213	223
Kinetic Concepts, Inc. and KCI USA, Inc.,
9.625%, 10–1–21 (E)(F)	4,256	4,501
Universal Hospital Services, Inc.,
7.625%, 8–15–20 (F)	5,152	5,100

		9,824

Pharmaceuticals – 1.5%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (E)(F)	2,891	1,026
7.000%, 4–15–23 (E)	154	49
IMS Health, Inc.,
5.000%, 10–15–26 (E)	525	526
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (E)	1,061	1,135
VPII Escrow Corp.,
7.500%, 7–15–21 (E)	829	703
VRX Escrow Corp.,
5.375%, 3–15–20 (E)	736	622

		4,061

Total Health Care – 7.1%		18,983
Industrials
Aerospace & Defense – 1.5%
KLX, Inc.,
5.875%, 12–1–22 (E)	2,475	2,550
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (E)(F)	1,700	1,415

		3,965

Air Freight & Logistics – 0.3%
XPO Logistics, Inc.:
6.500%, 6–15–22 (E)	577	606
6.125%, 9–1–23 (E)	315	329

		935

Building Products – 1.9%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (E)	235	255
7.000%, 9–30–26 (E)	235	257
Ply Gem Industries, Inc.,
6.500%, 2–1–22	1,670	1,728
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	174	192
6.125%, 7–15–23	2,044	2,098
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24 (E)	436	437

		4,967

Diversified Support Services – 0.2%
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (E)	462	472
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	217	223

		695

Environmental & Facilities Services – 0.8%
GFL Environmental, Inc.:
7.875%, 4–1–20 (E)	1,568	1,644
9.875%, 2–1–21 (E)	389	428

		2,072

Railroads – 1.2%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (E)(F)	2,462	2,548
9.750%, 5–1–20 (E)	607	624

		3,172

Security & Alarm Services – 1.0%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (E)	2,416	2,630

Trading Companies & Distributors – 0.3%
HD Supply, Inc.,
5.750%, 4–15–24 (E)	754	796

Total Industrials – 7.2%		19,232
Information Technology
Application Software – 1.3%
Ensemble S Merger Sub, Inc.,
9.000%, 9–30–23 (E)	460	488
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (E)(F)	3,003	2,995

		3,483

Communications Equipment – 1.0%
West Corp.,
5.375%, 7–15–22 (E)	2,756	2,663

Data Processing & Outsourced Services – 1.4%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (E)	608	617
5.375%, 8–1–22 (E)(F)	1,853	1,788
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (E)(F)	1,396	1,330

		3,735

Electronic Manufacturing Services – 0.6%
KEMET Corp.,
10.500%, 5–1–18	1,440	1,438

IT Consulting & Other Services – 1.1%
NCR Escrow Corp.:
5.875%, 12–15–21 (F)	1,154	1,209
6.375%, 12–15–23 (F)	1,575	1,693

		2,902

Semiconductors – 1.7%
Micron Technology, Inc.:
5.875%, 2–15–22 (F)	1,968	2,052
7.500%, 9–15–23 (E)	882	977
5.500%, 2–1–25 (F)	1,577	1,569

		4,598

Technology Hardware, Storage & Peripherals – 1.2%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11–15–24 (E)	1,809	1,915
Western Digital Corp.:
7.375%, 4–1–23 (E)	215	236
10.500%, 4–1–24 (E)	958	1,133

		3,284

Total Information Technology – 8.3%		22,103
Materials
Aluminum – 1.3%
Constellium N.V.:
8.000%, 1–15–23 (E)	1,892	1,968
5.750%, 5–15–24 (E)(F)	260	243
Kaiser Aluminum Corp.,
5.875%, 5–15–24	173	179
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (E)	674	714
5.875%, 9–30–26 (E)	446	451

		3,555

Construction Materials – 1.1%
Eagle Materials, Inc.,
4.500%, 8–1–26	179	179
Hillman Group, Inc. (The),
6.375%, 7–15–22 (E)(F)	3,027	2,845

		3,024

Diversified Chemicals – 0.9%
PSPC Escrow Corp.,
6.500%, 2–1–22 (E)	879	885
PSPC Escrow II Corp.,
10.375%, 5–1–21 (E)	1,366	1,513

		2,398

Diversified Metals & Mining – 3.9%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (E)(G)	2,583	78
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (E)(F)	459	438
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (E)(F)	7,615	7,901
Lundin Mining Corp.:
7.500%, 11–1–20 (E)(F)	1,215	1,292
7.875%, 11–1–22 (E)	584	635

		10,344

Metal & Glass Containers – 1.9%
ARD Finance S.A.,
7.125%, 9–15–23 (E)	248	245
BakerCorp International, Inc.,
8.250%, 6–1–19 (F)	5,007	4,231
HudBay Minerals, Inc.:
7.250%, 1–15–23 (E)	188	195
7.625%, 1–15–25 (E)	282	293

		4,964

Paper Packaging – 0.4%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (E)	1,014	1,030

Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7–1–21 (E)	304	336

Total Materials – 9.6%		25,651
Real Estate
Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	222	217

Industrial REITs – 1.8%
Aircastle Ltd.:
5.125%, 3–15–21 (F)	3,185	3,392
5.500%, 2–15–22	803	851
5.000%, 4–1–23	469	479

		4,722

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (E)(G)	570	569

Total Real Estate – 2.1%		5,508
Telecommunication Services
Alternative Carriers – 1.8%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	812	806
Level 3 Communications, Inc.,
5.750%, 12–1–22 (F)	2,176	2,236
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	1,411	1,457
Zayo Group LLC and Zayo Capital, Inc.,
6.000%, 4–1–23	310	322

		4,821

Integrated Telecommunication Services – 12.3%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (E)(F)	242	237
Frontier Communications Corp.:
8.875%, 9–15–20 (F)	1,341	1,428
6.250%, 9–15–21 (F)	10,811	10,243
10.500%, 9–15–22	790	831
7.125%, 1–15–23 (F)	195	176
6.875%, 1–15–25 (F)	562	476
11.000%, 9–15–25	1,564	1,615
GCI, Inc.,
6.875%, 4–15–25 (F)	2,870	2,913
Sprint Corp.:
7.250%, 9–15–21 (F)	11,196	11,896
7.875%, 9–15–23 (F)	2,735	2,920

		32,735

Wireless Telecommunication Service – 3.8%
Sable International Finance Ltd.,
6.875%, 8–1–22 (E)	1,905	1,981
Sprint Nextel Corp.:
9.125%, 3–1–17	218	220
8.375%, 8–15–17 (F)	3,819	3,962
9.000%, 11–15–18 (E)	266	293
7.000%, 8–15–20	218	231
11.500%, 11–15–21	178	219
T-Mobile USA, Inc.:
6.464%, 4–28–19 (F)	728	741
6.731%, 4–28–22 (F)	158	165

6.000%, 4–15–24		773	815
6.500%, 1–15–26 (F)		1,305	1,411

			10,038

Total Telecommunication Services – 17.9%			47,594

TOTAL CORPORATE DEBT SECURITIES – 117.5%			$312,656
(Cost: $312,332)

LOANS (J)
Consumer Discretionary
Advertising – 0.3%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		955	929

Apparel Retail – 1.9%
Talbots, Inc. (The):
5.500%, 3–19–20		1,171	1,136
9.500%, 3–19–21		949	856
True Religion Apparel, Inc.,
5.875%, 7–30–19		14,572	2,973

			4,965

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19 (H)	CAD	719	530
5.950%, 11–26–19 (H)		2	1

			531

Department Stores – 1.0%
Belk, Inc.,
5.750%, 12–10–22		$3,068	2,636

General Merchandise Stores – 1.0%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		274	277
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		4,531	2,356

			2,633

Home Furnishings – 0.8%
Serta Simmons Bedding LLC,
9.000%, 11–8–24		2,244	2,252

Housewares & Specialties – 0.3%
KIK Custom Products, Inc.,
6.000%, 8–26–22		773	779

Specialty Stores – 0.5%
Jo-Ann Stores, Inc.,
6.256%, 9–29–23		1,221	1,229

Total Consumer Discretionary – 6.0%			15,954
Consumer Staples
Food Distributors – 0.3%
Chefs’ Warehouse, Inc. (The),
6.750%, 6–22–22		888	891

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc.,
9.250%, 10–21–22		979	978

Packaged Foods & Meats – 0.3%
Shearer’s Foods LLC,
7.750%, 6–30–22		748	692

Total Consumer Staples – 1.0%			2,561
Energy
Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co.,
7.500%, 12–16–20		991	887

Oil & Gas Drilling – 0.7%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20		1,946	1,721

Oil & Gas Equipment & Services – 0.6%
Larchmont Resources LLC:
10.000%, 8–7–20		1,319	1,279
5.250%, 10–27–22		315	317

			1,596

Oil & Gas Exploration & Production – 1.6%
Chesapeake Energy Corp.,
8.500%, 8–23–21		3,879	4,217

Oil & Gas Storage & Transportation – 1.0%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	2,027	1,756
11.750%, 2–16–21	1,224	1,022

		2,778

Total Energy – 4.2%		11,199
Financials
Insurance Brokers – 0.2%
NFP Corp.,
0.000%, 12–9–23 (K)	461	464

Total Financials – 0.2%		464
Health Care
Life Sciences Tools & Services – 0.6%
Atrium Innovations, Inc.,
7.750%, 8–10–21	1,740	1,705

Total Health Care – 0.6%		1,705
Industrials
Building Products – 0.3%
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	1,146	917

Construction & Engineering – 0.2%
Tensar International Corp.,
9.500%, 7–10–22	604	453

Industrial Conglomerates – 0.7%
PAE Holding Corp.:
6.500%, 10–20–22	1,802	1,811
10.500%, 10–20–23	225	225

		2,036

Industrial Machinery – 1.0%
Dynacast International LLC,
9.500%, 1–30–23	2,663	2,596

Total Industrials – 2.2%		6,002
Information Technology
Application Software – 3.3%
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	6,500	6,893
TIBCO Software, Inc.,
6.500%, 12–4–20	1,966	1,971

		8,864

Internet Software & Services – 0.3%
Ancestry.com LLC,
9.250%, 10–19–24	675	689

IT Consulting & Other Services – 0.4%
Triple Point Group Holdings, Inc.,
5.250%, 7–13–20	1,269	1,119

Total Information Technology – 4.0%		10,672
Materials
Diversified Metals & Mining – 0.2%
EP Minerals LLC,
8.500%, 8–20–21	545	527

Paper Packaging – 0.8%
FPC Holdings, Inc.,
9.250%, 5–27–20	2,500	2,104

Total Materials – 1.0%		2,631

TOTAL LOANS – 19.2%		$51,188
(Cost: $65,888)

SHORT–TERM SECURITIES
Master Note – 0.5%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (L)	1,257	1,257

TOTAL SHORT–TERM SECURITIES – 0.5%		$1,257
(Cost: $1,257)

TOTAL INVESTMENT SECURITIES – 138.5%		$368,463
(Cost: $381,881)

BORROWINGS(M) – (40.9)%		(108,750)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.4%		6,328

NET ASSETS – 100.0%		$266,041

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Restricted security. At December 31, 2016, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Larchmont Resources LLC	12–8–16	2	$560	$560

The total value of this security represented 0.2% of net assets at December 31, 2016.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $193,627 or 72.8% of net assets.

(F)	All or a portion of securities with an aggregate value of $127,145 have been pledged as collateral on open borrowings.

(G)	Payment-in-kind bonds.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar and EUR - Euro).

(I)	Zero coupon bond.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(M)	Borrowings payable as a percentage of total investment securities is 29.5%.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	2,240	U.S. Dollar	1,662	1–25–17	Morgan Stanley International	$—	$7
Euro	342	U.S. Dollar	361	1–25–17	Morgan Stanley International	1	—
						$1	$7

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$2,802	$—	$560
Total Common Stocks	$2,802	$—	$560
Corporate Debt Securities	—	312,656	—
Loans	—	42,288	8,900
Short-Term Securities	—	1,257	—
Total	$2,802	$356,201	$9,460
Forward Foreign Currency Contracts	$—	$1	$—
Liabilities
Forward Foreign Currency Contracts	$—	$7	$—
Payable for Borrowing	$—	$108,750	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 10-1-16	$—	$17,062
Net realized gain (loss)	—	(1)
Net change in unrealized appreciation (depreciation)	—	282
Purchases	560	1,984
Sales	—	(584)
Amortization/Accretion of premium/discount	—	4
Transfers into Level 3 during the period	—	2,314
Transfers out of Level 3 during the period	—	(12,161)
Ending Balance 12-31-16	$560	$8,900
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-16	$—	$241

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$560	Broker	Broker quotes
Loans	8,900	Third-party vendor pricing service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$381,881

Gross unrealized appreciation	15,631
Gross unrealized depreciation	(29,049)

Net unrealized depreciation	$(13,418)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 27, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2017